Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income	$ 657,984	$ 375,097
Items that may be reclassified to income:
Change in fair value of cash flow hedges (note 18)	362	(74,790)
Forward elements excluded from hedging relationship (note 18)	(14,874)	45,416
Items that will not be reclassified to income:
Actuarial gains (losses) on defined benefit pension plans (note 20(a))	(1,483)	564
Taxes on above items	3,980	674
Other comprehensive loss	(12,015)	(28,136)
Comprehensive income	645,969	346,961
Attributable to:
Methanex Corporation shareholders	556,967	287,999
Non-controlling interests (note 23)	$ 89,002	$ 58,962